Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities	Accrued Liabilities
A summary of the components of accrued liabilities are as follows:

	As of December 31,
	2019	2018
	(In thousands)
Accrued payroll	$2,027	$3,386
Accrued vacation	2,797	2,717
Accrued bonus	6,502	5,828
Other accrued expenses	10,951	6,235
Total accrued liabilities	$22,277	$18,166